13. Taxes	12 Months Ended
Dec. 31, 2017
Taxes Abstract
Taxes

13.1    Income tax and social contribution

	12.31.2017	12.31.2016
Current assets
IR and CSLL paid in advance	937,663	765,150
IR and CSLL to be offset against liability	(435,978)	(576,198)
	501,685	188,952
Noncurrent assets
IR and CSLL paid in advance	176,480	169,967
	176,480	169,967
Current liabilities
IR and CSLL due	362,307	547,992
IR and CSLL to be offset against asset	(275,997)	(506,538)
	86,310	41,454

The taxation on profit comprises the income tax and social contribution calculated based on the taxable profits (adjusted profit) of each taxable entity at the applicable rates according to prevailing legislation, 15%, plus 10% on the amount exceeding R$240 per year, for income tax and 9% for social contribution.

Income tax and social contribution losses can be offset against future taxable profits, considering the limit of 30% of the taxable profit for the period, and can be carried forward indefinitely.

13.2    Deferred income tax and social contribution

The Company, based on its profitability history and the expectation of generating future taxable profits, based on its internal projections prepared for reasonable periods of time for its business, sets up a deferred tax asset on temporary differences between the tax bases.

The deferred income tax and social contribution are recognized on temporary differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used for tax calculation purposes to the extent that it is probable that there will be sufficient taxable profits against which the temporary differences can be utilized and the tax losses can be offset.

Deferred tax assets and liabilities may be netted if there is a legal right to offset the current tax assets and liabilities and they relate to the same taxing authority.

13.2.1 Changes in deferred income tax and social contribution

	Balance as of January 1, 2016	Recognized in income	Recognized in other comprehensive income	Balance as of December 31, 2016 Restated	Recognized in income	Recognized in other comprehensive income	Balance as of December 31, 2017

Noncurrent assets
Provisions for legal claims	456,316	(17,778)	-	438,538	75,820	-	514,358
Post-employment benefits	201,260	28,634	30,174	260,068	16,716	16,827	293,611
Impairment of assets	252,026	37,591	-	289,617	20,944	-	310,561
Research and development and energy efficiency programs	116,671	25,608	-	142,279	14,046	-	156,325
Provision for energy purchases	184,471	(69,214)	-	115,257	14,620	-	129,877
Allowance for doubtful accounts	125,941	3,697	-	129,638	(16,258)	-	113,380
Tax losses and negative tax basis	6,050	45,063	-	51,113	59,545	-	110,658
Social security contributions - injunction on judicial deposit	36,758	17,992	-	54,750	6,106	-	60,856
Amortization - concession	39,539	4,592	-	44,131	4,591	-	48,722
Concession contracts	38,009	(11,803)	-	26,206	(1,300)	-	24,906
Provision for tax losses	17,426	5,750	-	23,176	739	-	23,915
Provision for profit sharing	25,825	(4,494)	-	21,331	939	-	22,270
Financial instruments	6,316	6,607	-	12,923	2,795	-	15,718
Others	95,875	(4,538)	-	91,337	(33,878)	-	57,459
	1,602,483	67,707	30,174	1,700,364	165,425	16,827	1,882,616
(-) Noncurrent liabilities
Concession contracts	91,359	349,163	-	440,522	95,204	-	535,726
Deemed cost	539,190	(52,395)	-	486,795	(36,911)	-	449,884
Escrow deposits monetary variation	-	62,538	-	62,538	(7,210)	-	55,328
Transaction cost on borrowings and debentures	7,768	1,874	-	9,642	11,896	-	21,538
Deferment of capital gains	11,320	-	-	11,320	-	-	11,320
Capitalization of financial charges	5,357	-	-	5,357	-	-	5,357
Result from the change in the
investment valuation method	-	17,717	-	17,717	(17,717)	-	-
Others	410,141	(380,822)	1,229	30,548	14,906	(853)	44,601
	1,065,135	(1,925)	1,229	1,064,439	60,168	(853)	1,123,754
Net	537,348	69,632	28,945	635,925	105,257	17,680	758,862
Assets presented in the Statement of Financial Position	537,562			814,355			915,492
Liabilities presented in the Statement of Financial Position	(214)			(178,430)			(156,630)

13.2.2     Realization of deferred tax assets

The realization of deferred taxes will occur according to the tax realization of the tax base. The criteria designed for realization of the main items are:

- Amounts set up on post-employment benefits, calculated based on the actuarial provision determined according to an actuarial valuation prepared annually by an independent actuary, will be realized according to the expenses incurred;

- Amounts set up on the provisions for litigation will be realized according to court decisions;

- Amounts set up on the provision for impairment of assets will be realized through the amortization and / or depreciation of the impaired asset;

- Amounts set up on the provision for purchase of energy will be realized in the immediately following period by the recording of the tax document of the purchase;

- Amounts set up on the provisions for R&D and PEE will be realized through the expenses incurred in the projects carried out;

- The other amounts set up will be realized according to the tax realization of each of the tax bases. On April 12, 2018, the Company’s Supervisory Board examined and the Board of Directors approved the technical study which points out to the realization of deferred taxes.

The projected realization of the deferred tax credits is shown below:

	Assets	Liabilities
2018	482,107	(82,039)
2019	268,072	(105,308)
2020	185,597	(71,167)
2021	115,637	(69,403)
2022	80,570	(70,448)
2023 to 2025	193,845	(189,305)
2026 to 2028	556,788	(536,084)
	1,882,616	(1,123,754)

13.2.3     Unrecognized tax credits

As of December 31, 2017, UEG Araucária did not recognize income tax and social contribution credits on tax loss carryforwards and negative bases in the amount of R$23,592 because there is at present no reasonable assurance of generation of future taxable profits sufficient to absorb these assets.

13.3    Other taxes recoverable and other tax obligations

	12.31.2017	12.31.2016
Current assets
Recoverable ICMS (VAT)	68,773	62,934
Recoverable PIS/Pasep and Cofins taxes	133,090	52,240
PIS/Pasep and Cofins to be offset against liabilities	(4,202)	(47,810)
Other recoverable taxes	571	567
	198,232	67,931
Noncurrent assets
Recoverable ICMS (VAT)	36,740	35,659
PIS/Pasep and Cofins taxes	46,858	62,113
Other recoverable taxes	33,376	33,336
	116,974	131,108
Current liabilities
ICMS (VAT) payable	151,928	113,793
PIS/Pasep and Cofins payable	138,797	136,437
PIS/Pasep and Cofins to be offset against assets	(121,165)	(87,629)
IRRF on JSCP	97,065	90,147
IRRF on JSCP to be offset against IR and CSLL assets	(43,018)	(29,841)
Special Tax Regularization Program - Pert (13.3.1)	45,108	-
Ordinary financing of taxes with the federal tax authorities	63,791	59,558
Other taxes	12,981	12,529
	345,487	294,994
Noncurrent liabilities
Social security contributions - injunction on judicial deposit	179,373	161,336
Pert (13.3.1)	488,563	-
Ordinary financing of taxes with the federal tax authorities	85,054	138,969
TCFRH (a)	53,349	-
Other taxes	3,237	2,841
	809,576	303,146
(a) Fee for Control, Monitoring and Inspection of Activities of Exploitation and Use of Water Resources

Sales and services revenues are subject to value-added tax (Imposto sobre Circulação de Mercadorias e Serviços or ICMS, in Portuguese) and service tax (Imposto sobre Serviços or ISS, in Portuguese), at the applicable rates, and to the PIS (Social Integration Program) and COFINS (Contribution for Social Security Funding).

Credits resulting from non-cumulative PIS and COFINS charges are accounted for deducting the operating costs in the statement of income.

Credits arising from non-cumulative ICMS, PIS and COFINS related to the purchase of assets are presented deducting the acquisition cost of these assets.

Prepayments or amounts that can be offset are presented in current and noncurrent assets, according to their expected realization.

13.3.1     Special Tax Regularization Program - Pert

Of the total R$533,671 recognized, R$532,644 are related to the balance of Copel DIS.

In June 2016, the Brazilian Federal Revenue Office - RFB issued an understanding through Private Letter Ruling Cosit No. 101/2016, providing guidance that the CVA, currently classified as Sectorial Financial Assets and Liabilities, should be realized when it was recorded (accrual basis) and not through transfer to tariffs (billing basis). According to the RFB, this understanding is based on the signing of the amendment to the concession agreement in December 2014, which currently assures that any residual balance of Sectorial Financial Assets and Liabilities will be indemnified at the end of the concession.

In this context, due to the RFB’s position, which produces effects since December 2014, the Company, which taxed the CVA operations on a billing basis, assessed the benefits offered by the Special Tax Regularization Program - Pert, established by Provisional Measure - MP No., 783/2017 and regulated by Normative Instruction - IN No. 1711/2017, as well as the effect on its financial results and cash flow, decided to join the program in August 2017, thus changing the taxation regime from CVA to accrual basis.

Based on this decision, Copel DIS rectified all accessory obligations from December 2014 to July 2017.

In October 2017, Law 13,496/2017 was enacted as a result of Provisional Measure 783/2017 passed into law, which modified penalty from 40% to 50% and maintained interest rate cut at 80%.

The underpayments made in the period from December 2014 to March 2017 were included in the Pert, with a declaration to the RFB of a debit of R$557,365 (principal amount), relating to PIS, Cofins, IRPJ and CSLL. Considering the benefits of reduction of fine and interest applied on the remaining balance, after payment of 20% of the value of the consolidated debt, total amount adjusted for inflation through August 2017, program joining date, was R$685,904.

				Consolidated debt	Reduction of fine	Debt balance
Tax	Principal	Fine	Interest	before joining Pert (1)	and interest - Pert (2)	(1) - (2)
PIS	29,432	5,886	8,612	43,930	7,866	36,064
Cofins	135,614	27,123	39,678	202,415	36,242	166,173
IRPJ	286,528	57,306	89,814	433,648	80,404	353,244
CSLL	105,791	21,158	33,159	160,108	29,685	130,423
	557,365	111,473	171,263	840,101	154,197	685,904

The payment of the taxes included in the Pert is made as follows:

·         Cash payment of 20% of the debit (without the reductions provided for in the Pert), in 5 installments of R$33,604, payable from August 2017. From September 2017, this amount started to be adjusted for inflation at the Selic rate.

·         Beginning in January 2018, the payment of the debt balance starts, in 145 installments of R$3,572. The amount of the installment will be adjusted for inflation at the Selic rate.

Thus, the benefits earned by the Company for joining the program totaled R$154,197 relating to reduction of fine and interest.

Regarding overpayments made in the period from December 2014 to July 2017, considering the change of the taxation regime from CVA to the accrual basis, pursuant to Private Letter Ruling Cosit No. 101/2016, Copel DIS declared to RFB credits relating to PIS, Cofins, IRPJ and CSLL, as shown in the table below:

Tax	Principal	Interest	Total
PIS	40,379	6,716	47,095
Cofins	185,134	30,803	215,937
IRPJ	369,900	50,219	420,119
CSLL	164,996	23,310	188,306
	760,409	111,048	871,457

The amounts of these credits have been used for offsets of federal taxes and their balance will be adjusted for inflation monthly by the Selic rate.

13.4    Reconciliation of provision for income tax (IRPJ) and social contribution (CSLL)

	12.31.2017	12.31.2016 Restated	12.31.2015 Restated

Income before IRPJ and CSLL	1,392,941	1,394,162	1,693,794
IRPJ and CSLL (34%)	(473,600)	(474,015)	(575,890)
Tax effects on:
Equity in income	36,555	66,899	21,882
Interest on own capital	90,440	96,202	67,320
Dividends	497	838	572
Non deductible expenses	(26,292)	(11,624)	(13,706)
Tax incentives	14,973	16,567	18,757
Unrecognized income and social contribution tax loss carry-forwards	(5,645)	-	-
Setting up and/or offset of income tax and social contribution losses of prior years	90,804	-	(909)
Difference between the calculation bases of deemed profit and taxable profit	(19,680)	(114,149)	(15,302)
Others	17,262	(100,408)	(34,953)
Current IRPJ and CSLL	(379,943)	(589,322)	(698,023)
Deferred IRPJ and CSLL	105,257	69,632	165,794
Effective rate - %	19.7%	37.3%	31.4%